   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  July 18, 2017 to August 17, 2017

   Commission File Number of issuing entity:  333-165147-01

   Central Index Key Number of issuing entity:  0001529658

   J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-165147

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0000835271

    JPMorgan Chase Bank, National Association

    (Exact name of sponsor as specified in its charter)

    Bianca Russo (212) 648-0946

    (Name and telephone number, including area code, of the person to contact in connection with this filing)

    New York

    (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3851352

38-3851353

38-7003224

(I.R.S. Employer Identification No.)

    c/o Wells Fargo Bank, N.A.

    9062 Old Annapolis Road

    Columbia, MD 21045

    (Address of principal executive offices of the issuing entity) (Zip Code)

    (410) 884-2000

    (Telephone number, including area code)

    Not Applicable

    (Former name, former address, if changed since last report)

    Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑SB	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2017, a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.92%	1	$1,784.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2017 to August 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). On July 11, 2017, certain PIMCO investment funds filed a civil complaint relating to Wells Fargo Bank's setting aside reserves for legal fees and expenses in connection with the liquidation of 11 RMBS trusts at issue in the State Court Complaint.  The complaint seeks, among other relief, declarations that Wells Fargo Bank is not entitled to (i) indemnification from, (ii) advancement of funds from, or (iii) taking reserves from trust funds for legal fees and expenses it incurs in defending the claims in the State Court Complaint. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus    Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $16,952,469.88 for the twelve month period ended June 30, 2017.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (Loan # 2 and Loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-end financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2017
Income and Expense
1 Number of institutions reporting		1
2 Total interest income		3,093,316
3 Total interest expense		274,862
4 Net interest income		2,818,454
5 Provision for loan and lease losses		204,394
6 Total noninterest income		1,426,778
7 Fiduciary activities		131,920
8 Service charges on deposit accounts		318,386
9 Trading account gains & fees		67,102
10 Additional noninterest income		909,370
11 Total noninterest expense		2,591,533
12 Salaries and employee benefits		1,364,015
13 Premises and equipment expense		258,229
14 Additional noninterest expense		969,289
15 Pre-tax net operating income		1,449,305
16 Securities gains (losses)		1,387
17 Applicable income taxes		411,538
18 Income before extraordinary items		1,039,154
19 Discontinued Operations (Extraordinary gains – net)		0
20 Net income attributable to bank		1,034,589
21 Net income attributable to noncontrolling interests		4,565
22 Net income attributable to bank and		1,039,154
noncontrolling interests
23 Net charge-offs		182,406
24 Cash dividends		700,000
25 Sale, conversion, retirement of capital stock, net		12,649
26 Net operating income		1,038,155

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2017
Assets and Liabilities
1 Total employees (full-time equivalent)		22,464
2 Total assets		202,481,382
3 Cash and due from depository institutions		6,975,888
4 Interest-bearing balances		5,192,241
5 Securities		30,452,414
6 Federal funds sold & reverse repurchase agreements		21,146
7 Net loans & leases		145,428,841
8 Loan loss allowance		1,730,276
9 Trading account assets		4,191,104
10 Bank premises and fixed assets		1,409,221
11 Other real estate owned		77,109
12 Goodwill and other intangibles		7,565,690
13 All other assets		6,359,969
14 Total liabilities and capital		202,481,382
15 Total liabilities		178,529,873
16 Total deposits		163,281,910
17 Interest-bearing deposits		122,356,888
18 Deposits held in domestic offices		162,671,910
19 % insured		58.28%
20 Federal funds purchased & repurchase agreements		3,240,323
21 Trading liabilities		109,164
22 Other borrowed funds		6,878,706
23 Subordinated debt		1,494,684
24 All other liabilities		3,525,086
25 Total equity capital		23,951,509
26 Total bank equity capital		23,843,246
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,403,691
30 Undivided profits		10,417,955
31 Noncontrolling interests in consolidated subsidiaries		108,263

Memoranda:
32 Noncurrent loans and leases	2,006,145
33 Noncurrent loans that are wholly or partially	1,243,839
guaranteed by the U.S. government
34 Income earned, not collected on loans	734,749
35 Earning assets	184,484,283
36 Long-term assets (5+ years)	63,116,883
37 Average Assets, year-to-date	201,440,655
38 Average Assets, quarterly	201,882,166
39 Total risk weighted assets	171,820,470
40 Adjusted average assets for leverage capital	194,455,537
purposes
41 Life insurance assets	1,368,770
42 General account life insurance assets	1,038,619
43 Separate account life insurance assets	152,098
44 Hybrid life insurance assets	178,053

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the August 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  August 30, 2017

EXHIBIT INDEX

Exhibit Number               Description

EX 99.1                     Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the August 17, 2017 distribution.